UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2016

Date of Reporting Period: 03/31/2016

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2016

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------		------------
COMMON STOCKS -- 86.20%
	Consumer Discretionary - Automobiles &
	Components -- 2.59%
60,000	Dorman Products, Inc. *	$ 3,265,200
72,500	Thor Industries, Inc.	4,623,325
		------------
		7,888,525
		------------
	Consumer Discretionary - Durables &
	Apparel -- 2.60%
160,000	La-Z-Boy Incorporated	4,278,400
62,500	Tupperware Brands Corporation	3,623,750
		------------
		7,902,150
		------------
	Consumer Discretionary - Hotels,
	Restaurants & Leisure -- 1.07%
22,000	Buffalo Wild Wings, Inc. *	3,258,640
		------------
	Consumer Discretionary - Media -- 1.41%
120,000	Cinemark Holdings, Inc.	4,299,600
		------------
	Consumer Discretionary -
	Retailing -- 6.22%
47,500	Asbury Automotive Group, Inc. *	2,842,400
45,000	Burlington Stores, Inc. *	2,530,800
35,000	Core-Mark Holding Company, Inc.	2,854,600
160,000	Duluth Holdings Inc. - Class B	3,118,400
42,500	Monro Muffler Brake, Inc.	3,037,475
140,000	Sally Beauty Company, Inc. *	4,533,200
		------------
		18,916,875
		------------
	Consumer Discretionary - Services -- 4.80%
180,000	Carriage Services, Inc.	3,889,800
32,500	DineEquity, Inc.	3,036,475
75,000	Popeyes Louisiana Kitchen, Inc. *	3,904,500
345,000	Wendy's Company (The)	3,757,050
		------------
		14,587,825
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.25%
45,000	PriceSmart, Inc.	3,806,100
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.48%
105,000	B&G Foods, Inc.	3,655,050
45,000	TreeHouse Foods, Inc. *	3,903,750
		------------
		7,558,800
		------------
	Financials - Banks -- 4.40%
95,000	Community Bank System, Inc.	3,629,950
193,394	First Financial Bancorp.	3,515,903
135,000	Glacier Bancorp, Inc.	3,431,700
55,000	IBERIABANK Corporation	2,819,850
		------------
		13,397,403
		------------
	Financials - Diversified -- 1.45%
50,000	Morningstar, Inc.	4,413,500
		------------
	Financials - Insurance -- 1.35%
115,000	Brown & Brown, Inc.	4,117,000
		------------

	Health Care - Equipment &
	Services -- 12.59%
57,500	Acadia Healthcare Company, Inc. *	3,168,825
120,000	Globus Medical, Inc. - Class A *	2,850,000
119,400	Insulet Corporation *	3,959,304
67,500	LivaNova PLC *	3,643,650
94,000	NuVasive, Inc. *	4,573,100
147,500	Omnicell, Inc. *	4,110,825
67,500	STERIS plc	4,795,875
29,500	Teleflex Incorporated	4,631,795
65,000	VCA Inc. *	3,749,850
170,000	Wright Medical Group N.V. *	2,822,000
		------------
		38,305,224
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.24%
37,000	Bio-Techne Corporation	3,497,240
42,500	ICON plc *	3,191,750
75,000	INC Research Holdings, Inc. *	3,090,750
87,500	Prestige Brands Holdings, Inc. *	4,671,625
167,500	VWR Corporation *	4,532,550
		------------
		18,983,915
		------------
	Health Care - Services -- 0.85%
80,000	Advisory Board Company (The) *	2,580,000
		------------
	Industrials - Capital Goods -- 7.33%
71,000	A.O. Smith Corporation	5,418,010
90,000	Beacon Roofing Supply, Inc. *	3,690,900
65,000	HEICO Corporation	3,908,450
53,000	Middleby Corporation (The) *	5,658,810
57,500	Regal-Beloit Corporation	3,627,675
		------------
		22,303,845
		------------
	Industrials - Commercial & Professional
	Services -- 4.44%
57,500	G&K Services, Inc. - Class A	4,211,875
140,000	KAR Auction Services, Inc.	5,339,600
165,000	SP Plus Corporation *	3,969,900
		------------
		13,521,375
		------------
	Industrials - Transportation -- 4.77%
107,300	Echo Global Logistics, Inc. *	2,914,268
160,000	Knight Transportation, Inc.	4,184,000
200,000	Marten Transport, Ltd.	3,744,000
120,000	XPO Logistics, Inc. *	3,684,000
		------------
		14,526,268
		------------
	Information Technology - Hardware &
	Equipment -- 1.31%
45,000	Electronics For Imaging, Inc. *	1,907,550
30,000	Zebra Technologies Corporation - Class A *	2,070,000
		------------
		3,977,550
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.01%
50,000	Cavium, Inc. *	3,058,000
		------------
	Information Technology - Software &
	Services -- 13.54%
170,000	Bottomline Technologies (de), Inc. *	5,183,300
115,000	Cardtronics, Inc. *	4,138,850
190,000	Descartes Systems Group Inc. (The) *	3,706,900
112,500	Envestnet, Inc. *	3,060,000
65,000	Euronet Worldwide, Inc. *	4,817,150
50,000	Jack Henry & Associates, Inc.	4,228,500
24,500	MercadoLibre, Inc.	2,887,325
40,000	Q2 Holdings, Inc. *	961,600
100,000	Syntel, Inc. *	4,993,000

107,500	Veeva Systems Inc. *	2,691,800
160,000	VeriFone Systems, Inc. *	4,518,400
		------------
		41,186,825
		------------
	Materials -- 4.50%
63,500	AptarGroup, Inc.	4,979,035
110,000	RPM International, Inc.	5,206,300
55,000	Sensient Technologies Corporation	3,490,300
		------------
		13,675,635
		------------
	TOTAL COMMON STOCKS
	(cost $188,529,595)	262,265,055
		------------
SHORT-TERM INVESTMENTS -- 13.35%
	Commercial Paper - 12.68%
$1,000,000	AstraZeneca PLC 04/01/16, 0.69%	1,000,000
1,000,000	Nissan Motor Acceptance Corporation
	04/01/16, 0.73%	1,000,000
1,075,000	Hyundai Capital America, Inc.
	04/04/16, 0.70%	1,074,937
1,000,000	Thomson Reuters Corporation
	04/04/16, 0.85%	999,929
700,000	Marriott International, Inc.
	04/05/16, 0.73%	699,943
725,000	PPG Industries, Inc. 04/05/16, 0.70%	724,944
1,150,000	WEC Energy Group, Inc. 04/05/16, 0.80%	1,149,898
725,000	Bacardi Corporation 04/06/16, 0.68%	724,932
1,000,000	Campbell Soup Company 04/06/16, 0.68%	999,906
1,000,000	McGraw Hill Financial, Inc.
	04/06/16, 0.85%	999,882
1,650,000	AstraZeneca PLC 04/07/16, 0.70%	1,649,807
625,000	AstraZeneca PLC 04/08/16, 0.69%	624,916
1,000,000	Eaton Corporation 04/08/16, 0.72%	999,860
1,425,000	PPG Industries, Inc. 04/11/16, 0.70%	1,424,723
650,000	Rockwell Collins, Inc. 04/11/16, 0.70%	649,874
975,000	Thomson Reuters Corporation
	04/11/16, 0.78%	974,789
600,000	Bell Canada 04/12/16, 0.72%	599,868
1,000,000	Leggett & Platt, Incorporated
	04/12/16, 0.72%	999,780
950,000	Consolidated Edison Company of New York,
	Inc. 04/13/16, 0.64%	949,797
500,000	Campbell Soup Company 04/14/16, 0.66%	499,881
1,300,000	Southern Company (The) 04/15/16, 0.80%	1,299,596
1,125,000	Bemis Company, Inc. 04/18/16, 0.72%	1,124,618
1,000,000	Medtronic Global Holdings S.C.A.
	04/18/16, 0.75%	999,646
625,000	V.F. Corporation 04/19/16, 0.72%	624,775
1,075,000	Bacardi Corporation 04/20/16, 0.68%	1,074,614
1,000,000	Medtronic Global Holdings S.C.A.
	04/20/16, 0.73	999,615
1,200,000	Rockwell Collins, Inc. 04/20/16, 0.70%	1,199,557
825,000	V.F. Corporation 04/20/16, 0.75%	824,673
1,000,000	Bell Canada 04/21/16, 0.73%	999,594
1,000,000	Nissan Motor Acceptance Corporation
	04/21/16, 0.77%	999,572
1,000,000	Clorox Company (The) 04/22/16, 0.67%	999,609
1,150,000	Nissan Motor Acceptance Corporation
	04/22/16, 0.82%	1,149,450
1,175,000	Kroger Co. (The) 04/25/16, 0.73%	1,174,428
1,425,000	AbbVie Inc. 04/26/16, 0.60%	1,424,406
875,000	Bacardi Corporation 04/27/16, 0.68%	874,570
1,225,000	V.F. Corporation 04/27/16, 0.75%	1,224,336
1,500,000	Marriott International, Inc.
	04/28/16, 0.73%	1,499,179
1,350,000	Clorox Company (The) 05/06/16, 0.69%	1,349,094
		------------
		38,588,998
		------------
	Variable Rate Security - 0.67%
2,043,018	Fidelity Institutional Money Market
	Fund - Class I, 0.34%	2,043,018
		------------

TOTAL SHORT-TERM INVESTMENTS
(cost $40,632,016)	40,632,016
------------
TOTAL SECURITY HOLDINGS
(cost $229,161,611) - 99.55%	302,897,071
------------

OTHER ASSETS, NET OF LIABILITIES - 0.45%	1,367,773
------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$304,264,844
------------
------------

* Non-income producing.

As of March 31, 2016, investment cost for federal tax purposes was
$229,270,395 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$79,388,606
Unrealized depreciation	(5,761,930)
-----------
Net unrealized appreciation	$73,626,676
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment
speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	---------------
Level 1 -
Common Stocks(1)	$262,265,055
Variable Rate Security	2,043,018
Level 2 -
Commercial Paper	38,588,998
Level 3 -
None	--
-----------
Total	$302,897,071
-----------
-----------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/20/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/20/2016

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/20/2016